Commitments and Contingencies - Schedule of Fair Value of the Representative’s Shares (Details) - Monte Carlo Simulation [Member]	Dec. 31, 2021
Risk-Free Interest Rate [Member]
Schedule of Fair Value of Monte Carlo Simulation [Line Items]
Fair value of representative’s shares inputs	0.76
Expected Term (Years) [Member]
Schedule of Fair Value of Monte Carlo Simulation [Line Items]
Fair value of representative’s shares inputs	2.27
Expected Volatility [Member]
Schedule of Fair Value of Monte Carlo Simulation [Line Items]
Fair value of representative’s shares inputs	11.4
Stock Price [Member]
Schedule of Fair Value of Monte Carlo Simulation [Line Items]
Fair value of representative’s shares inputs	10
Fair Value of Representative’s Shares [Member]
Schedule of Fair Value of Monte Carlo Simulation [Line Items]
Fair value of representative’s shares inputs	7.93